Advances from Third Parties	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Short-term Debt [Abstract]
Advances from Third Parties

Note 6. Advances

During the nine months ended October 31, 2015, the Company received net, non-interest bearing advances from certain third parties totaling $407,683. During the nine months ended October 31, 2015, these advances were refinanced into convertible notes payable.  See Note 7. The total amount due under these advances as of October 31, 2015 and July 31, 2015 was $0. These advances are not collateralized, non-interest bearing and are due on demand.

Note 5. Advances from Third Parties

During the year ended January 31, 2015, the Company received net, non-interest bearing advances from certain third parties totaling $616,571. The total amount due under these advances as of January 31, 2015 was $0.